Note 6 - Financial Instruments and Risk Management - Significant Unobservable Inputs (Details) - The 2025 investor warrants [Member]	Dec. 31, 2025	Dec. 31, 2024
Exercise price measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities	0.05	0
Remaining contractual term measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities	2.04	0
Historical volatility for shares, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities	85	0
Interest rate, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities	3.47	0